Cash and cash equivalents and short-term time deposits - Narrative (Details)	Dec. 31, 2024 position bank	Dec. 31, 2023 position bank
CHF
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	5	6
Number of banks where deposits are held | bank	3	3
USD
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	5	3
Number of banks where deposits are held | bank	3	3